Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligations
Summary of continuity of the asset retirement obligation

	December 31,	December 31,
	2023	2022
Balance at January 1	$1,790	$1,674
Change in estimate from discounting	126	(274)
Change in estimate of costs	1,210	728
Transferred to held for sale (Note 8)	—	(338)
Balance at December 31	$3,126	$1,790